Significant events after the Statement of Financial Position date (Details)			2 Months Ended		12 Months Ended
	Jan. 30, 2021 EUR (€) shares	Jan. 30, 2021 USD ($) shares	Feb. 27, 2024 EUR (€) shares	Feb. 27, 2024 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2021 USD ($) shares	Nov. 08, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Percentage increase in dividend price					20.00%	20.00%
Dividend price per share (in dollars per share) | $ / shares								$ 25.2127
Repurchase of ordinary shares (in shares)					€ 170,900,000		€ 26,800,000		€ 77,600,000
Payments to acquire or redeem entity's shares					€ 170,900,000		26,800,000		€ 77,600,000
Borrowings, adjustment to interest rate basis					7500.00%
Senior EUR Debt
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					€ 130,000,000		€ 130,000,000				€ 130,000,000
Interest rate					2.75%		3500000.00%
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares) | shares	507,396	507,396	447,962	447,962	11,314,705	11,314,705	1,160,547	1,160,547	3,090,082	3,090,082
Payments to acquire or redeem entity's shares	€ 10.5	$ 12.8	€ 7,100,000	$ 7,800,000	€ 170,900,000	$ 185,000,000	€ 26,800,000	$ 30,500,000	€ 67,100,000	$ 75,800,000